Undiscovered Managers Behavioral Value Fund Investment Strategy - L Shares [Member] - Undiscovered Managers Behavioral Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing in common stocks of U.S. companies that the Fund’s sub-adviser, Fuller & Thaler Asset Management, Inc. (FullerThaler), believes have value characteristics. Such common stocks often include, but are not limited to, stocks of small capitalization companies, similar to those that are included in the Russell 2000® Value Index. FullerThaler's strategy focuses on, but is not limited to, the Fund investing in small capitalization companies; additionally, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index. The Fund may also invest in real estate investment trusts (REITs). A REIT is a pooled investment vehicle that generally invests in income-producing real estate or real estate-related loans or interests. REITs are classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. In selecting stocks for the Fund, FullerThaler applies principles based on behavioral finance. FullerThaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, FullerThaler generally utilizes a three-pronged approach that includes (i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company, (ii) evidence of overreaction due to behavioral factors that have resulted in an absolute or relative decline in valuation and (iii) analysis of the company fundamentals with regard to business model, valuation and credit risk.